Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Customer Unit	Dec. 31, 2016 CNY (¥) Customer Unit	Dec. 31, 2015 CNY (¥) Customer	Dec. 31, 2014 CNY (¥) Customer	Dec. 31, 2016 CNY (¥) Customer
Accounting Policies [Abstract]
Internal use software development costs capitalized during the period	$ 579,260	¥ 4,020,000	¥ 32,730,000	¥ 0
Amortization expense for capitalized software costs	970,520	¥ 6,740,000	13,240,000	28,240,000
Unamortized amount of capitalized internal use software developed costs (included in intangible assets, net)	$ 4,320,000		32,730,000		¥ 30,010,000
Number of reporting units | Unit	3	3
Sale tax and surcharges in cost of revenues	$ 679,600,000	¥ 4,720,000,000	4,640,000,000	3,600,000,000
Advertising and promotional expenses	1,120,000,000	¥ 7,740,000,000	¥ 9,800,000,000	¥ 4,930,000,000
Cash and cash equivalents, restricted cash and short-term investments	$ 12,990,000,000				¥ 90,160,000,000
Number of customers with receivable balance exceeding 10%	0		0		0
Number of customer or any Baidu Union member with revenue greater than 10%	0	0	0	0
Appreciation of US$ against RMB, as a percentage	7.18%	7.18%
Online Payment Agencies
Accounting Policies [Abstract]
Allowance for doubtful accounts of online payment agencies | ¥			¥ 0		¥ 0
Micro loans | Minimum
Accounting Policies [Abstract]
Periods of loan granted	1 month	1 month
Micro loans | Maximum
Accounting Policies [Abstract]
Periods of loan granted	36 months	36 months
Other Long-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments	12 months	12 months
Cash and cash equivalents | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments	3 months	3 months
Short-term Investments | Minimum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments	3 months	3 months
Short-term Investments | Maximum
Accounting Policies [Abstract]
Maturity period used to classify cash and cash equivalent and investments	12 months	12 months
Credit Concentration Risk | Sales Revenue, Net | Maximum
Accounting Policies [Abstract]
Concentration risk by percentage	10.00%	10.00%
Onshore China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	90.22%	90.22%
Offshore China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	9.78%	9.78%
China Merchants Bank | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	33.79%	33.79%
Bank of China | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	19.53%	19.53%
China Construction Bank [Member] | Credit Concentration Risk | Financial Instruments
Accounting Policies [Abstract]
Concentration risk by percentage	16.40%	16.40%
Office building related facility, machinery and equipment
Accounting Policies [Abstract]
Property, plant and equipment, salvage value, percentage	4.00%				4.00%
iQiyi Licensed Copyright
Accounting Policies [Abstract]
Barter transaction, Gross Operating Revenue Recognized	$ 61,040,000	¥ 423,800,000	366,250,000
Barter transaction, Cost Recognized	$ 53,180,000	¥ 369,240,000	¥ 277,820,000